Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of Intangible assets

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$
Year ended December 31, 2021
Opening net book value	186	362	1,128	222	1,898
Additions	—	561	—	—	561
Foreign exchange	1	(5)	7	2	5
Amortization	(22)	(148)	(718)	(141)	(1,029)
Closing net book value	165	770	417	83	1,435

As at December 31, 2021
Cost	231	978	3,456	681	5,346
Accumulated amortization	(66)	(208)	(3,039)	(598)	(3,911)
Net book value	165	770	417	83	1,435

Year ended December 31, 2022
Opening net book value	165	770	417	83	1,435
Foreign exchange	(5)	(32)	(10)	(4)	(51)
Amortization	(25)	(193)	(407)	(79)	(704)
Closing net book value	135	545	—	—	680

As at December 31, 2022
Cost	231	978	3,456	681	5,346
Accumulated amortization	(96)	(433)	(3,456)	(681)	(4,666)
Net book value	135	545	—	—	680

Schedule of changes in goodwill

Goodwill	$

As at January 1, 2021	2,678
Foreign exchange	11
As at December 31, 2021	2,689
Foreign exchange	(165)
Impairment	(2,524)
As at December 31, 2022	—